LIABILITY FOR UNPAID CLAIMS AND CLAIM ADJUSTMENT EXPENSES (Tables)	6 Months Ended
Jun. 30, 2025
Liability for Future Policy Benefits and Unpaid Claims and Claims Adjustment Expense [Abstract]
Schedule of Information on Liability for Unpaid Claims
Information regarding the liability for unpaid claims is shown below:

AS OF AND FOR THE SIX MONTHS ENDED JUN. 30 US$ MILLIONS	2025	2024
Policy and contract claims, beginning	$7,659	$7,288
Less: Unpaid claims balance, beginning – long-duration	219	198
Gross unpaid claims balance, beginning – short-duration	7,440	7,090
Less: Reinsurance recoverables, beginning	3,083	3,045
Less: Foreign currency translation	1	4
Net balance, beginning – short-duration	4,356	4,041
Add: incurred related to
Current accident year	896	1,177
Prior accident years	20	34
Total incurred claims	916	1,211
Less: paid claims related to
Current accident year	296	306
Prior accident years	655	776
Total paid claims	951	1,082
Net unpaid claims balance, ending – short-duration	4,321	4,170
Add: Foreign currency translation	1	2
Add: Reinsurance recoverables, ending	2,945	3,026
Gross unpaid claims balance, ending – short-duration	7,267	7,198
Add: Unpaid claims balance, ending – long-duration	253	199
Policy and contract claims, ending	$7,520	$7,397